Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating revenues:
Investment management fees	$ 3,127.8		$ 3,040.7		$ 2,630.9
Service and distribution fees	771.6		780.2		645.5
Performance fees	41.4		26.0		14.3
Other	109.6		135.4		95.2
Total operating revenues	4,050.4		3,982.3		3,385.9
Operating expenses:
Employee compensation	1,228.0		1,180.7		1,055.4
Third-party distribution, service and advisory	1,308.2		1,279.4		1,051.0
Marketing	102.2		85.3		77.8
Property, office and technology	265.1		242.9		224.8
General and administrative	296.1		282.5		247.5
Transaction and integration	8.2		29.4		150.0
Total operating expenses	3,207.8		3,100.2		2,806.5
Operating income/(loss)	842.6		882.1		579.4
Other income/(expense):
Equity in earnings of unconsolidated affiliates	29.7		30.5		40.2
Interest and dividend income	9.8		11.0		10.4
Interest income of consolidated investment products	258.5		307.2		240.9
(Gains)/losses of consolidated investment products, net	(97.7)		(138.9)		114.0
Interest expense	(52.3)		(61.8)		(58.6)
Interest expense of consolidated investment products	(168.3)		(187.0)		(118.6)
Other gains and losses, net	8.3		49.0		15.6
Income before income taxes	830.6		892.1		823.3
Income Tax Expense (Benefit)	(261.4)		(280.0)		(193.1)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	569.2		612.1		630.2
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	18.1		9.9		6.6
Net income	587.3		622.0		636.8
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	89.8		107.7		(171.1)
Net income attributable to common shareholders	677.1		729.7		465.7
Earnings per share:
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.46		$ 1.55		$ 1.00
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 0.04		$ 0.02		$ 0.01
- basic	$ 1.50		$ 1.58		$ 1.01
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.45		$ 1.55		$ 0.99
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.04		$ 0.02		$ 0.01
- diluted	$ 1.49		$ 1.57		$ 1.01
Dividends declared per share	$ 0.6400		$ 0.4775		$ 0.4325
Foreign currency translation adjustments	145.0	[1]	(48.8)	[1]	77.3	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(4.4)		(42.4)		18.7
Change In Accumulated Oci Of Equity Method Investments	6.4		(7.2)		2.9
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	10.1		(12.3)		9.9
Other Comprehensive Income (Loss), before Tax	157.1		(110.7)		108.8
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	0.6		0.5		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	(0.2)		9.3		(6.2)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	(1.2)		1.8		(0.8)
Other Comprehensive Income (Loss), Tax	(0.8)		11.6		(7.0)
Other Comprehensive Income (Loss), Net of Tax	156.3		(99.1)		101.8
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	743.6		522.9		738.6
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	90.7		84.6		(165.8)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 834.3		$ 607.5		$ 572.8

[1]	Included in this amount are net losses of $0.9 million for the year ended December 31, 2012 related to foreign currency translation adjustments attributable to consolidated investment products (year ended December 31, 2011: net gains of $23.1 million; December 31, 2010: net losses of $5.3 million). Of this amount, gross losses of $6.3 million are reclassified from accumulated other comprehensive income into retained earnings appropriated for investors in consolidated investment products (year ended December 31, 2011: gains of $8.7 million; December 31, 2010: losses of $5.3 million).